Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the status of the Company's restricted share awards

Restricted Shares	Number of Restricted Shares	Weighted Average Fair Value at Grant Date
Non-vested at December 31, 2012	169,368	$2.80
Vested – 2013	50,989	$2.80
Non-vested at December 31, 2013	118,379	$2.80

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average assumptions used to fair value calculation for options granted

Year ended
	December 31, 2013	December 31, 2012
Expected dividend yield	0%	0%
Expected stock price volatility	105-108%	109-112%
Risk-free interest rate	2.68-3.58%	2.32-2.70%
Expected life of options	.03-9.71 Years	1.5-9.5 Years

Summary of the status of Company's aggregate stock options granted

	Number of Shares Remaining Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2013	516,400	$3.25
Options granted during 2013	1,735,208	$.45
Options expired/cancelled during 2013	865,500	$.41

Outstanding at December 31, 2013	1,386,108	$.61	7.1	$0
Exercisable at December 31, 2013	612,308	$.87	5.3	$0